Stock based compensation (Tables)	3 Months Ended
Mar. 31, 2016
Stock-based compensation
Schedule of summary of outstanding stock options

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2016	2,591,520	$13.59	5.97	$1,844
Granted	731,600	$4.00
Forfeited and cancelled	(44,090)	$18.80
Exercised	—
Outstanding—March 31, 2016	3,279,030	$11.38	6.83	$1,091
Vested and exercisable—March 31, 2016	874,270	$8.24	2.96	$659
Vested and expected to vest—March 31, 2016	3,279,030	$11.38	6.83	$1,091

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended
	March 31,
	2016	2015
Research and development	$283	$(9)
General and administrative	1,045	46
Total stock-based compensation	$1,328	$37

Schedule of assumptions for estimating fair value of stock option awards

	Three Months Ended
	March 31,
	2016	2015
Expected term (in years)	6.07	3.32
Risk-free interest rate	1.4% - 1.6%	0.0% - 0.1%
Expected volatility	78.1% - 78.6%	70.9% - 76.7%
Dividend rate	—%	—%

Schedule of summary of unvested RSUs

Number of
Shares
Unvested—January 1, 2016	—
Granted	191,500
Forfeited	(4,500)
Vested	—
Unvested—March 31, 2016	187,000